Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 9,324,730		₩ 8,953,444
Borrowings(including debentures)	8,216,212		7,554,564
Lease liabilities	807,233	₩ 807,233	163,858
Other non-derivative financial liabilities	196,475		175,633
Financial guarantee contracts	19,422		65,760
Total	18,541,624		16,749,401
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	8,149,445		7,287,436
Borrowings(including debentures)	1,304,936		1,507,232
Lease liabilities	356,797
Other non-derivative financial liabilities	1,749		6,123
Financial guarantee contracts	19,422		52,734
Total	9,832,349		8,853,525
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	805,241		1,173,579
Borrowings(including debentures)	4,417,639		3,669,060
Lease liabilities	378,258
Other non-derivative financial liabilities	175,764		37,358
Financial guarantee contracts	0		13,026
Total	5,776,902		4,893,023
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	370,044		492,429
Borrowings(including debentures)	2,493,637		2,378,272
Lease liabilities	49,730
Other non-derivative financial liabilities	18,962		132,152
Financial guarantee contracts	0
Total	₩ 2,932,373		₩ 3,002,853